S000093501 [Member] Investment Strategy - Northern Trust Short-Term Tax-Exempt Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to measure the performance of the investment-grade segment of the U.S. municipal bond market with maturities of less than five years as determined by ICE Data Indices, LLC, the index provider (the “Index Provider”). The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”), but excludes bonds issued by U.S. territories, such as Puerto Rico (but debt issued by the District of Columbia is included), and certain other bonds as determined by the Index Provider. To be eligible for inclusion in the Underlying Index, each bond must have an investment-grade rating determined by Moody's Ratings (“Moody's”), S&P Global Ratings (“S&P”) and/or Fitch Ratings (“Fitch”) (the “credit-ratings agencies”). A security is considered investment grade, if at the time of purchase, the median rating of the credit ratings agencies is investment grade. If rated by all three credit ratings agencies, two of the three ratings must be Baa3/BBB— or higher; if rated by two agencies, the lowest rating must be Baa3/BBB— or higher; and if rated by a single agency, the security must be rated Baa3/BBB— or higher and have a fixed coupon schedule. Each bond must also be denominated in U.S. dollars; must be a constituent of a deal where the original offering amount was at least $100 million; and have a minimum par amount of $10 million. In addition, to be included in the Underlying Index, each bond must have a remaining term to final maturity that is less than five years and greater than or equal to one calendar day.
The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.
As of December 31, 2025, the weighted average life to maturity of the bonds included in the Underlying Index was approximately 2.59 years. The Fund considers short-term bonds to be those that have a maturity in the same range as those included in the Underlying Index. The Fund seeks to maintain an average maturity consistent with that of the Underlying Index.
The Fund may also invest its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as debt instruments or other securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying
Index is concentrated. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.